Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss		$ (10,133,019)	$ (16,868,711)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		6,093	5,721
Amortization of right-of-use assets		105,287
Stock-based compensation		438,248	645,823
Settlement of accounts payable	[1]	588,114	893,823
Amortization of discount on available-for-sale debt securities		(9,769)	(19,789)
Change in unrealized gain (loss) on investment in marketable debt securities		923	(923)
Changes in operating assets and liabilities:
Accrued interest receivable		53,685	(54,456)
Prepaid expenses and other current assets		(87,997)	(254,122)
Other assets		(455,350)	(12,399)
Accounts payable		(2,506,885)	3,168,559
Accrued expenses		(1,228,585)	953,591
Lease liabilities		(97,848)
Other liabilities		(13,359)	(2,398)
Net cash and cash equivalents used in operating activities		(14,516,690)	(13,332,927)
Cash flows from investing activities
Purchase of property and equipment		(1,589)	(2,008)
Purchase of investment in marketable securities			(6,968,991)
Sale of investments in marketable debt securities		6,998,549
Net cash and cash equivalents provided by (used in) investing activities		6,996,960	(6,970,999)
Cash flows from financing activities
Proceeds from the issuance of preferred shares upon closing of private placement			6,000,000
Commission and issuance costs of private placement			(512,530)
Proceeds from the issuance of shares from ATM Agreement		1,457,068
Stock issuance costs of ATM Agreement		(49,626)
Payout to shareholders for fractional shares			(3,256)
Net cash and cash equivalents provided by financing activities		1,407,442	5,484,214
Net decrease in cash and cash equivalents		(6,112,288)	(14,819,712)
Cash and cash equivalents at beginning of year		7,812,259	22,631,971
Cash and cash equivalents at end of year		1,699,971	7,812,259
Supplemental disclosure of cash flow activities:
Cash paid for taxes		187,095	2,233
Supplemental disclosure of non-cash investing and financing activities:
Deemed dividend on preferred stock			2,537,844
Conversion of preferred stock to common stock		6,547,299	2,057,794
Conversion of Series A preferred stock to Series C preferred stock			1,880,000
Right-of-use assets obtained in exchange for lease liabilities		(198,319)
Lease liabilities arising from obtaining right-of-use assets		$ 100,471

[1]	For comparative presentation purposes, settlement of accounts payable of $893,823 for the year ended December 31, 2018 was reclassified out of research and development and into settlement of accounts payable under other income.